American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2065 Portfolio
April 30, 2021

One Choice Blend+ 2065 Portfolio - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 61.7%
Avantis U.S. Equity Fund G Class	6,334	88,929
Avantis U.S. Small Cap Value Fund G Class	533	7,938
Focused Dynamic Growth Fund G Class	984	58,873
NT Focused Large Cap Value Fund G Class	4,542	59,138
NT Heritage Fund G Class	853	14,034
NT Mid Cap Value Fund G Class	945	14,149
Small Cap Growth Fund G Class	281	7,929
		250,990
International Equity Funds — 28.2%
Avantis Emerging Markets Equity Fund G Class	818	10,875
Avantis International Equity Fund G Class	2,723	32,623
Focused International Growth Fund G Class	893	18,124
Non-U.S. Intrinsic Value Fund G Class	1,773	18,142
NT Emerging Markets Fund G Class	1,063	16,254
NT Global Real Estate Fund G Class	905	11,054
NT International Small-Mid Cap Fund G Class	500	7,404
		114,476
Domestic Fixed Income Funds — 7.3%
Avantis Core Fixed Income Fund G Class	2,231	22,105
Inflation-Adjusted Bond Fund G Class	160	2,025
NT High Income Fund G Class	560	5,601
		29,731
International Fixed Income Funds — 2.8%
Emerging Markets Debt Fund G Class	285	3,021
Global Bond Fund G Class	783	8,192
		11,213
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $401,865)		406,410
OTHER ASSETS AND LIABILITIES†		3
TOTAL NET ASSETS — 100.0%		$406,413

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying funds advised by American Century Investments. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period March 10, 2021 (fund inception) through April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	—	$99	$11	$1	$89	6	—	—
Avantis U.S. Small Cap Value Fund	—	9	1	—	8	1	—	—
Focused Dynamic Growth Fund	—	66	8	1	59	1	—	—
NT Focused Large Cap Value Fund(3)	—	66	8	1	59	5	—	—
NT Heritage Fund	—	16	2	—	14	1	—	—
NT Mid Cap Value Fund	—	17	3	—	14	1	—	—
Small Cap Growth Fund	—	9	1	—	8	—	—	—
Avantis Emerging Markets Equity Fund	—	12	1	—	11	1	—	—
Avantis International Equity Fund	—	37	5	1	33	3	$(1)	—
Focused International Growth Fund	—	21	3	—	18	1	—	—
Non-U.S. Intrinsic Value Fund	—	21	3	—	18	2	—	—
NT Emerging Markets Fund	—	18	2	—	16	1	—	—
NT Global Real Estate Fund	—	12	2	1	11	1	—	—
NT International Small-Mid Cap Fund	—	8	1	—	7	1	—	—
Avantis Core Fixed Income Fund	—	25	3	—	22	2	—	—
Inflation-Adjusted Bond Fund	—	2	—	—	2	—	—	—
NT High Income Fund	—	7	1	—	6	1	—	—
Emerging Markets Debt Fund	—	3	—	—	3	—	—	—
Global Bond Fund	—	9	1	—	8	1	—	—
	—	$457	$56	$5	$406	29	$(1)	—
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.